Angel Oak Mortgage Trust I, LLC ABS-15G

Exhibit 99.16

Client Name:	Angel Oak
Client Project Name:	XXX
Start - End Dates:	XXX
Deal Loan Count:	XXX

Conditions Report XXX

Loans in Report:	XXX
Loans with Conditions:	XXX

Loan Number	Original Principal Balance	State	Initial Lender ATR/QM Status	Loan Level ATR/QM Status	Initial Securitization Overall Loan Grade	Final Securitization Overall Loan Grade	Initial Securitization Credit Loan Grade	Final Securitization Credit Loan Grade	Initial Securitization Property Valuations Loan Grade	Final Securitization Property Valuations Loan Grade	Initial Securitization Compliance Loan Grade	Final Securitization Compliance Loan Grade	Initial S&P Overall Loan Grade	Final S&P Overall Loan Grade	Initial S&P Credit Loan Grade	Final S&P Credit Loan Grade	Initial S&P Property Valuations Loan Grade	Final S&P Property Valuations Loan Grade	Initial S&P Compliance Loan Grade	Final S&P Compliance Loan Grade	Condition Category	ConditionSub Category	Condition Status	Initial Securitization Condition Grade	Final Securitization Condition Grade	Initial S&P Condition Grade	Final S&P Condition Grade	Condition Code	Condition Description	Condition Material Indicator	Initial Comments	Client/Seller Response Comments	Conclusion Comments	TRID Error Type	Cure Method	Compensating Factors
2024130660	XXX	XXX	(No Data)	ATR/QM: Exempt	D	A	D	A	A	A	A	A	D	A	D	A	A	A	A	A	Credit	Assets	Satisfied	C	A	C	A	XXX	Asset Amounts Are Unsupported by Documentation in File	No	Provide source / statement for $XXX transfer from XXX to XXX on XXX	XXX Client provided XXX Statement for XXX XXX XXX account supporting transfer to XXX XXX on XXX	Condition satisfied	(No Data)	Not Applicable	XXX: Credit score exceeds guidelines XXX Comments: XXX credit score. minimum XXX. XXX: LTV below guideline requirements XXX Comments: XXX% LTV. Max XXX%
2024130660	XXX	XXX	(No Data)	ATR/QM: Exempt	D	A	D	A	A	A	A	A	D	A	D	A	A	A	A	A	Credit	Assets	Satisfied	D	A	D	A	XXX	Asset documentation is insufficient per guideline requirements	No	Provide most recent bank statement for XXX with $XXX balance. Provide any source of large deposits	(No Data)	Condition satisfied.	(No Data)	Not Applicable	XXX: Credit score exceeds guidelines XXX Comments: XXX credit score. minimum XXX. XXX: LTV below guideline requirements XXX Comments: XXX% LTV. Max XXX%